Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

15. RELATED PARTY TRANSACTIONS

(a) The table below sets forth the related parties and their relationships with the Group, with which the Group has transactions:

No.	Name of Related Parties	Relationship
1	My Car (Shenzhen) Technology Co., Ltd. (“My Car”)	A company which Mr. Alan Nan Wu held 25.3% and nil equity interest as of June 26, 2023 and June 30, 2023, respectively
2	Shenzhen Yinghehuicheng Investment Center (Limited Partnership) (“Shenzhen Yinghehuicheng”)	A company controlled by a shareholder of the Company, and also a non-controlling shareholder of Tianqi Group
3	Tianjin Tuoda Enterprise Management Service Co., Ltd. (“Tianjin Tuoda”)	A company controlled by a group of shareholders of the Company, and also a non-controlling shareholder of Tianqi Group
4	Mr. Alan Nan Wu	Executive Chairman
5	Vision Path Holdings Limited (“Vision Path”)	Shareholder of the Company
6	Shanghai OBS Culture and Technology Co., Ltd. (“Shanghai OBS”)	A company in which the Group holds a 20% equity interest
7	Al Ataa	Shareholder of the Company
8	Mr. Benjamin Zhai	Chief Executive Officer and Executive Director of the Company

(b) The Group had the following significant related party transactions for the six months ended June 30, 2025 and 2024:

	For the six months ended June 30,
Nature	2025	2024
	(Unaudited)
Loan proceeds from related parties
– Mr. Benjamin Zhai	$94	$—
– Mr. Alan Nan Wu (i)	688	—
Repayments of Mr.Nan Wu loan
– Mr. Alan Nan Wu (i)	54	367
Loan to related parties
– Shanghai OBS	16	—
– Tianjin Tuoda (ii)	25	—
Accrued financial expenses to PIPE Investor
– Al Ataa (see Note 7 PIPE escrow account for details)	—	15,000

(c) The Group had the following related party balances with the related parties mentioned above:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)
Amounts due from related parties:
– Tianjin Tuoda (ii)	$13,915	$13,662
– Mr. Alan Nan Wu (i)	—	1,569
– Shanghai OBS	79	62
– The Pledgor (see Note 7 PIPE escrow account for details)	60,000	60,000
Subtotal	$73,994	$75,293
Less: Allowance for expected credit loss (see Note 7 PIPE escrow account for details)	(73,994)	(75,293)
Amount due from related parties, net	$—	$—

Amounts due to related parties, current:
– Vision Path (iii)	$4,739	$4,651
– Shenzhen Yinghehuicheng	656	644
– Mr. Benjamin Zhai	94	—
Total	$5,489	$5,295

(i)      In 2022, My Car paid loan and expenses on behalf of the Group totaled US$5.5 million, which were interest-free and repayable on demand, and the Group repaid US$5.8 million. The Group provided loan to My Car of US$1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of June 30, 2025 and December 31, 2024 was nil.

In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled US$3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of US$2.9 million to the Group for ordinary operations in 2022, which was repayable on demand. In 2023, the Group had repaid the amount in full to Mr. Alan Nan Wu. In 2025, the Group received interest-free loans of US$0.7 million from Mr. Nan Wu and made repayments of US$0.05 million.

(ii)     In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was US$13 million, which was recognized as additional paid-in capital in the unaudited condensed consolidated financial statements.

The Group paid US$6.1 million of expenses on behalf of Tianjin Tuoda, of which US$3,792 remained due to Tianjin Tuoda as of December 31, 2022.

During the six months ended June 30, 2023, the Group provided interest-free loans totaled US$1.6 million to Tianjin Tuoda to support its normal operations, which was repayable on demand. In June 2023, the Group’s claim on Tianjin Tuoda was transferred to Mr. Alan Nan Wu, resulting in the balance of amounts due from Tianjin Tuoda was nil, and the balance of amounts due from Mr. Alan Nan Wu was US$320 as of June 30, 2023. In the second half of 2023, the Group continued to provide a series interest-free loans amounting to US$15.7 million to Tianjin Tuoda to support its normal operations. As of June 30, 2025 and December 31, 2024, US$13.9 million and US$13.7 million remains outstanding.

(iii)    In August 2022, Vision Path, the Group and Hainan Union Management Co., Ltd (“Hainan Union”) entered into a share transfer agreement. Under the agreement, Vision Path would sell its shares of the Group to Hainan Union with an amount of US$5.0 million and provided the amount to the Group as an interest-free loan for two years to support the Group’s normal operations. Among them, US$3.0 million would be due on August 24, 2024 and the rest would be due on September 27, 2024. As of June 30, 2025 and December 31, 2024, US$4.7 million is due and in default and the Group does not make any payment to Vision Path.

As of June 30, 2025 and December 31, 2024, the Group recorded full credit losses for amounts due from related parties based on the management’ estimation of the collectability.

23. RELATED PARTY TRANSACTIONS

(a) The table below sets forth the related parties and their relationships with the Group:

No.	Name of Related Parties	Relationship
1	ICONIQ (Tianjin) New Energy Technology Research Institute (“ICONIQ Institute”)	Controlled by the Company’s Executive Chairman, Mr. Alan Nan Wu (100%)
2	Magic Minerals Limited (“Magic”)	Shareholder of the Company
3	My Car (Shenzhen) Technology Co., Ltd. (“My Car”)	A company which Mr. Alan Nan Wu held 25.3% and nil equity interest as of June 26, 2023 and June 30, 2023, respectively
4	Shenzhen Yinghehuicheng Investment Center (Limited Partnership) (“Shenzhen Yinghehuicheng”)	A company controlled by a shareholder of the Company, and also a non-controlling shareholder of Tianqi Group
5	Tianjin Tuoda Enterprise Management Service Co., Ltd. (“Tianjin Tuoda”)	A company controlled by a group of shareholders of the Company, and also a non-controlling shareholder of Tianqi Group
No.	Name of Related Parties	Relationship
6	Mr. Alan Nan Wu	Shareholder and Executive Chairman of the Company
7	Vision Path Holdings Limited (“Vision Path”)	Shareholder of the Company
8	Shanghai OBS Culture and Technology Co., Ltd. (“Shanghai OBS”)	A company in which the Group holds a 20% equity interest. Mr. Aaron Huainan Liao, the Company’s Vice Chairman & Executive Global President, is the Chief Executive Officer of Shanghai OBS.
9	Al Ataa	Shareholder of the Company
10	Muse Limited	A company 100% held by Mr. Alan Nan Wu

(b) The Group had the following significant related party transactions for the years ended December 31, 2024, 2023 and 2022:

	For the years ended December 31,
Nature	2024	2023	2022
Expense paid by the related parties on behalf of the Group
– My Car(i)	$—	$—	$(2,451)
– Mr. Alan Nan Wu(ii)	(54)	(53)	(960)
– ICONIQ Institute	—	—	(37)
Expenses paid by the Group on behalf of a related party
– Tianjin Tuoda(iv)	—	—	6,083
Technical service provided by a related party
– Shanghai OBS	—	380	—
Loan proceeds from related parties
– Vision Path(v)	—	—	(5,045)
– Mr. Alan Nan Wu(ii)	—	—	(2,359)
Repayments to related parties
– Tianjin Tuoda(iv)	—	—	7,238
– Mr. Alan Nan Wu(ii)	480	4,658	—
– Magic(iii)	—	—	6,394
– My Car(i)	—	—	5,758
Repayments of Mr. Nan Wu loan by Tianjin Tuoda
– Mr. Alan Nan Wu(ii)	—	1,592	—
Magic loan repaid by related parties on behalf of the Group
– Mr. Alan Nan Wu(ii)	—	—	(3,338)
– My Car(i)	—	—	(3,056)
Recovery of loan to related parties
– Tianjin Tuoda(iv)	—	—	(5,763)
– ICONIQ Institute	—	—	(78)
Commission fee to a related party
– Tianjin Tuoda(iv)	—	—	(13,000)
Loan to a related party
– Shanghai OBS	63	—	—
– Tianjin Tuoda(iv)	—	15,679	—
– My Car(i)	—	—	1,490
	For the years ended December 31,
Nature	2024	2023	2022
The claim on My Car transferred to Mr. Nan Wu
– Mr. Alan Nan Wu(ii)	—	—	(1,490)
Interest expenses of loan from a related party
– Magic(iii)	—	—	(84)
Accrued financial expenses to PIPE Investor
– Al Ataa (see Note 9 PIPE escrow account for details)	(36,137)	(30,000)	(3,863)
Share-based compensation
– Muse Limited (see Note 19 share-based compensation for details)	$—	$23,338	$3,197

(c) The Group had the following related party balances with the related parties mentioned above:

	As of December 31,
	2024	2023
Amounts due from related parties:
– Tianjin Tuoda(iv)	$13,662	$14,045
– Mr. Alan Nan Wu(ii)	1,569	1,153
– Shanghai OBS	62	—
– The Pledgor (see Note 9 PIPE escrow account for details)	60,000	15,000
Subtotal	$75,293	$30,198
Less: Allowance for expected credit loss (see Note 9 PIPE escrow account for details)	(75,293)	(15,000)
Amount due from related parties, net	$—	$15,198

Amounts due to related parties, current:
– Vision Path(v)	$4,651	$4,782
– Shenzhen Yinghehuicheng	644	662
– Al Ataa (see Note 9 PIPE escrow account for details)	—	18,863
Total	$5,295	$24,307

(i)      In 2022, My Car paid loan and expenses on behalf of the Group totaled US$5.5 million, which were interest-free and repayable on demand, and the Group repaid US$5.8 million. The Group provided loan to My Car of US$1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of December 31, 2024 and 2023 was nil.

(ii)     In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled US$3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of US$2.9 million to the Group for ordinary operations in 2022, which was repayable on demand. In 2023, the Group had repaid the amount in full to Mr. Alan Nan Wu.

(iii)    In 2021, Magic provided short-term loans totaled US$6.6 million to the Group, at an interest rate of 12% per annum. In 2022, Mr. Alan Nan Wu repaid loan in full on behalf of the Group to Magic.

(iv)    In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was US$13 million, which was recognized as additional paid-in capital in the consolidated financial statements.

The Group paid US$6.1 million of expenses on behalf of Tianjin Tuoda, of which US$3,792 remained due to Tianjin Tuoda as of December 31, 2022.

During the six months ended June 30, 2023, the Group provided interest-free loans totaled US$1.6 million to Tianjin Tuoda to support its normal operations, which was repayable on demand. In June 2023, the Group’s claim on Tianjin Tuoda was transferred to Mr. Alan Nan Wu, resulting in the balance of amounts due from Tianjin Tuoda was nil, and the balance of amounts due from Mr. Alan Nan Wu was US$320 as of June 30, 2023. In the second half of 2023, the Group continued to provide a series interest-free loans amounting to US$15.7 million to Tianjin Tuoda to support its normal operations. As of December 31, 2024 and the date the issuance of the consolidated financial statements, US$13.7 million remains outstanding.

(v)      In August 2022, Vision Path, the Group and Hainan Union Management Co., Ltd (“Hainan Union”) entered into a share transfer agreement. Under the agreement, Vision Path would sell its shares of the Group to Hainan Union with an amount of US$5.0 million and provided the amount to the Group as an interest-free loan for two years to support the Group’s normal operations. Among them, US$3.0 million would be due on August 24, 2024 and the rest would be due on September 27, 2024. As of December 31, 2024 and the date the issuance of the consolidated financial statements US$4.7 million is due and in default and the Group does not make any payment to Vision Path.

As of December 31, 2024, the Group recorded full credit losses for amounts due from related parties based on the management’ estimation of the collectability.